Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following is a condensed summary of actual quarterly results of operations for 2013 and 2012 (in thousands, except per share amounts):

	Revenues	Gross Margin	Operating Income (Loss)	Net Income (Loss)	Net Income (Loss) Attributable to Common Stockholders	Basic Earnings (Loss) Per Share	Diluted Earnings (Loss) Per Share Attributable to Common Stockholders(1)
2013:
First	$99,340	$25,835	$5,307	$197	$197	$0.02	$0.02
Second	$100,849	$28,143	$9,936	$(2,200)	$(2,200)	$(0.15)	$(0.15)
Third	$110,316	$22,727	$2,265	$(1,106)	$(1,106)	$(0.06)	$(0.06)
Fourth (2)	$129,304	$21,268	$(5,222)	$(14,309)	$(14,292)	$(0.70)	$(0.70)

2012:
First	$96,395	$25,042	$2,279	$(6,283)	$(6,283)	$(0.52)	$(0.52)
Second	$98,365	$30,408	$9,637	$2,582	$2,582	$0.21	$0.21
Third	$103,370	$22,766	$2,173	$(1,397)	$(1,397)	$(0.11)	$(0.11)
Fourth	$123,559	$27,864	$5,019	$1,141	$1,141	$0.09	$0.09

1	See Note 14 for discussion on the computation of diluted shares outstanding.
2
The Company’s calculation of the factory manufacturing variance capitalized in inventory was based on historical experience. In the fourth quarter 2013, the Company identified a deviation from historical experience and accordingly resulted in a change in estimate of $5.9 million, or $0.35 per diluted share for 2013.